Patents (Tables)	12 Months Ended
Sep. 30, 2024
Patents [Abstract]
Schedule of Patents

Patents consisted of the following:

	As of September 30, 2024	As of September 30, 2023
		As previously reported			As restated
	Net			Net			Net
	carrying	Acquisition	Accumulated	carrying	Acquisition	Accumulated	carrying
Patent	amount	cost	amortization	amount	cost	amortization	amount
Graphite production	$-	$215,796	$(21,580)	$194,516	$-	$-	$-
Graphene production	-	6,258,092	(625,809)	5,632,283	-	-	-
	$-	$6,473,888	$(647,389)	$5,826,499	$-	$-	$-